Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 382,138	$ 17,355	$ 7,509	$ 440	$ 407,442
AUSTRALIA
Total	1,380	1,495			2,875
AUSTRALIA | Department for Energy and Mining South Australia [Member]
Total		955
AUSTRALIA | Department of Energy, Mines, Industry Regulation and Safety Western Australia [Member]
Total		540
AUSTRALIA | Department of Treasury and Finance South Australia [Member]
Total	133
AUSTRALIA | Australian Taxation Office [Member]
Total	1,247
CANADA
Total	12,615		2,311		14,926
CANADA | City of Hamilton [Member]
Total	215
CANADA | City of Kawartha Lakes [Member]
Total	131
CANADA | City of Vaughan [Member]
Total	122
CANADA | Haldimand County [Member]
Total	138
CANADA | Ministre Du Revenu Du Quebec [Member]
Total	769
CANADA | Mrc De Marguerite-D’Youville [Member]
Total	206
CANADA | Municipality of Clarington [Member]
Total	154
CANADA | Ontario Aggregate Resources Corporation [Member]
Total			2,311
CANADA | Town of Halton Hills [Member]
Total	627
CANADA | Town of Milton [Member]
Total	306
CANADA | Township of Cramahe [Member]
Total	181
CANADA | Township of Puslinch [Member]
Total	262
CANADA | Ville De Joliette [Member]
Total	157
CANADA | Ville De Laval [Member]
Total	2,443
CANADA | Ville De Mirabel [Member]
Total	116
CANADA | Canada Revenue Agency [Member]
Total	6,788
DENMARK
Total	545				545
DENMARK | Danish Tax Agency (Skat) [Member]
Total	545
FRANCE
Total	7,326	1,434			8,760
FRANCE | Centre Finances Publiques Chalon-sur-Saône [Member]
Total		241
FRANCE | Direction Régionale Des Finances Publiques Centre Val De Loire [Member]
Total	112
FRANCE | Trésorerie De Bar-sur-Aube [Member]
Total		137
FRANCE | Trésorerie De Benfeld [Member]
Total		191
FRANCE | Trésorerie De Nuits Saint Georges [Member]
Total		168
FRANCE | Trésorerie De Valdahon [Member]
Total		147
FRANCE | Trésorerie Is-sur-Tille [Member]
Total		150
FRANCE | Trésorerie Municipale Haguenau [Member]
Total		112
FRANCE | Trésorerie Pays De Montbeliard [Member]
Total		152
FRANCE | Trésorerie Principale Besançon [Member]
Total		136
FRANCE | Direction Générale Des Douanes Et Droits Indirects [Member]
Total	168
FRANCE | Direction Générale Des Finances Publiques [Member]
Total	7,046
IRELAND
Total	23,703			168	23,871
IRELAND | Clare County Council [Member]
Total	109
IRELAND | Cork County Council [Member]
Total	955
IRELAND | Fingal County Council [Member]
Total	341
IRELAND | Limerick County Council [Member]
Total	251
IRELAND | Meath County Council [Member]
Total	260			168
IRELAND | South Dublin County Council [Member]
Total	567
IRELAND | Revenue Commissioners [Member]
Total	21,220
ISLE OF MAN
Total		213			213
ISLE OF MAN | Department of Economic Development [Member]
Total		213
NETHERLANDS
Total		290			290
NETHERLANDS | Central Government Real Estate Agency (Rijksvastgoedbedrijf) [Member]
Total		290
PHILIPPINES
Total	1,002			102	1,104
PHILIPPINES | Barangay Minuyan, Norzagaray, Bulacan [Member]
Total				102
PHILIPPINES | Iligan City Treasurer's Office [Member]
Total	143
PHILIPPINES | Bureau of Internal Revenue [Member]
Total	859
POLAND
Total	7,306	2,123	668		10,097
POLAND | First Masovian Tax Office Warsaw [Member]
Total	1,531
POLAND | Municipal and Communal Office in Ozarow [Member]
Total		531
POLAND | Regional District Director of National Forests [Member]
Total			350
POLAND | Starostwo Powiatowe Urzad Miasta [Member]
Total			208
POLAND | Swietokrzyskie Tax Office Kielce [Member]
Total	5,775
POLAND | Swietokrzyskie Volvodeship Marshal’s Office [Member]
Total			110
POLAND | Urzad Gminy [Member]
Total		743
POLAND | National Fund for Environmental Protection and Water Management [Member]
Total		849
ROMANIA
Total	586	2,123	433		3,142
ROMANIA | Baia Mare Hall [Member]
Total			180
ROMANIA | Brasov County [Member]
Total		394
ROMANIA | Constanta County [Member]
Total		310
ROMANIA | Corbu Hall [Member]
Total		306
ROMANIA | Hoghiz Hall [Member]
Total		437	135
ROMANIA | Runcu Hall [Member]
Total		106
ROMANIA | Suseni Hall [Member]
Total			118
ROMANIA | National Agency for Fiscal Administration [Member]
Total	586	570
SERBIA
Total	355	276			631
SERBIA | Ministry of Finance [Member]
Total	355
SERBIA | Ministry of Mining and Energy [Member]
Total		276
SLOVAKIA
Total		446			446
SLOVAKIA | Mining Bureau [Member]
Total		446
SWITZERLAND
Total	6,510	3,650	485		10,645
SWITZERLAND | Canton De Neuchatel [Member]
Total	208
SWITZERLAND | Gemeinde Auenstein [Member]
Total		618
SWITZERLAND | Gemeinde Hasle [Member]
Total		139
SWITZERLAND | Gemeinde Niederbipp [Member]
Total	108	1,061
SWITZERLAND | Gemeinde Veltheim [Member]
Total		638
SWITZERLAND | Kantonales Steueramt Aarau [Member]
Total			485
SWITZERLAND | Kantonales Steueramt Bern [Member]
Total	342
SWITZERLAND | Kantonales Steueramt Nidwalden [Member]
Total		613
SWITZERLAND | Service Cantonal Des Contributions Fribourg [Member]
Total	122
SWITZERLAND | Steueramt Der Gemeinde Wil [Member]
Total		581
SWITZERLAND | Steuerverwaltung Des Kantons Aargau [Member]
Total	5,730
UKRAINE
Total	1,581		1,014		2,595
UKRAINE | Head Office of Tax Service in Khmelnitsky Region [Member]
Total	369		491
UKRAINE | Head Office of Tax Service in Lviv Region [Member]
Total			523
UKRAINE | State Tax Service Ukraine [Member]
Total	1,212
UNITED KINGDOM
Total	102,736	2,227	2,106		107,069
UNITED KINGDOM | Bolsover District Council [Member]
Total	980
UNITED KINGDOM | Bridgend County Borough [Member]
Total	289
UNITED KINGDOM | Broadland District Council [Member]
Total	100
UNITED KINGDOM | Carmarthenshire County Council [Member]
Total	115
UNITED KINGDOM | Central Bedfordshire Unitary Authority [Member]
Total	365
UNITED KINGDOM | Charnwood Borough Council [Member]
Total	1,225
UNITED KINGDOM | Cheshire East Unitary Authority [Member]
Total	252
UNITED KINGDOM | Cheshire West And Chester Unitary Authority [Member]
Total	336
UNITED KINGDOM | Colchester Borough Council [Member]
Total	341
UNITED KINGDOM | Craven District Council [Member]
Total	942
UNITED KINGDOM | Derbyshire Dales District Council [Member]
Total	763
UNITED KINGDOM | Durham Unitary Authority [Member]
Total	175
UNITED KINGDOM | Edinburgh Unitary Authority [Member]
Total	180
UNITED KINGDOM | Fenland District Council [Member]
Total	298
UNITED KINGDOM | Forest of Dean District Council [Member]
Total	190
UNITED KINGDOM | Hambleton District Council [Member]
Total	127
UNITED KINGDOM | Harborough District Council [Member]
Total	382
UNITED KINGDOM | High Peak Borough Council [Member]
Total	5,186
UNITED KINGDOM | Lichfield District Council [Member]
Total	770
UNITED KINGDOM | Malvern Hills District Council [Member]
Total	117
UNITED KINGDOM | Mendip District Council [Member]
Total	142
UNITED KINGDOM | Mid-Suffolk District Council [Member]
Total	113
UNITED KINGDOM | Moray Unitary Authority [Member]
Total	145
UNITED KINGDOM | New Forest District Council [Member]
Total	225
UNITED KINGDOM | Newark And Sherwood District Council [Member]
Total	362
UNITED KINGDOM | North Kesteven District Council [Member]
Total	257
UNITED KINGDOM | North Lanarkshire Unitary Authority [Member]
Total	347
UNITED KINGDOM | North Somerset Unitary Authority [Member]
Total	550
UNITED KINGDOM | North Warwickshire Borough Council [Member]
Total	108
UNITED KINGDOM | North West Leicestershire District Council [Member]
Total	111
UNITED KINGDOM | Northumberland Unitary Authority [Member]
Total	441
UNITED KINGDOM | Peterborough Unitary Authority [Member]
Total	207
UNITED KINGDOM | Powys City Council [Member]
Total	497
UNITED KINGDOM | Richmondshire District Council [Member]
Total	320
UNITED KINGDOM | Sevenoaks District Council [Member]
Total	161
UNITED KINGDOM | Shropshire Unitary Authority [Member]
Total	319
UNITED KINGDOM | South Derbyshire District Council [Member]
Total	205
UNITED KINGDOM | South Lanarkshire Unitary Authority [Member]
Total	179
UNITED KINGDOM | South Oxfordshire District Council [Member]
Total	341
UNITED KINGDOM | St Albans District Council [Member]
Total	784
UNITED KINGDOM | Staffordshire Moorlands District Council [Member]
Total	350
UNITED KINGDOM | Forestry Commission [Member]
Total		247
UNITED KINGDOM | HM Revenue and Customs [Member]
Total	83,439
UNITED KINGDOM | The Crown Estate [Member]
Total		1,980	2,106
UNITED STATES
Total	216,493	3,078	492	170	$ 220,233
UNITED STATES | Arkansas Department of Revenue [Member]
Total	1,618
UNITED STATES | Benton County [Member]
Total	139
UNITED STATES | Berlin Charter Township [Member]
Total		366
UNITED STATES | Borough of Bloomingdale [Member]
Total	1,172
UNITED STATES | Borough of Riverdale [Member]
Total	447
UNITED STATES | Burnet County Central Appraisal District [Member]
Total	511
UNITED STATES | Cedar City Corporation [Member]
Total		253
UNITED STATES | City of Rock Island [Member]
Total		182
UNITED STATES | City of Shawnee [Member]
Total		354
UNITED STATES | Collier County Tax Collector [Member]
Total	276
UNITED STATES | Colorado Department of Revenue [Member]
Total	980
UNITED STATES | Connecticut Commissioner of Revenue Services [Member]
Total	1,164
UNITED STATES | Delaware Division of Revenue [Member]
Total	163
UNITED STATES | Douglas County Treasurer [Member]
Total	113
UNITED STATES | Forsyth County [Member]
Total	409
UNITED STATES | Franklin Township [Member]
Total	160
UNITED STATES | Genola City [Member]
Total			122
UNITED STATES | Georgia Department of Revenue [Member]
Total	118
UNITED STATES | Hopewell Township [Member]
Total	248
UNITED STATES | Idaho Department of Lands [Member]
Total		110
UNITED STATES | Idaho State Tax Commission [Member]
Total	1,125
UNITED STATES | Indiana Department of Revenue [Member]
Total	189
UNITED STATES | Jefferson County Treasurer’s Office [Member]
Total	238
UNITED STATES | Johnson County Kansas Treasurer [Member]
Total	446
UNITED STATES | Kansas Department of Revenue [Member]
Total	1,494
UNITED STATES | Kentucky State Treasurer [Member]
Total	3,037
UNITED STATES | La Plata County Treasurer [Member]
Total	175
UNITED STATES | Louisiana Department of Revenue [Member]
Total	123
UNITED STATES | Maine Revenue Services [Member]
Total	834
UNITED STATES | Marion County Tax Collector [Member]
Total	232
UNITED STATES | Massachusetts Department of Revenue [Member]
Total	800
UNITED STATES | Michigan Department of Treasury [Member]
Total	1,287
UNITED STATES | Minnesota Department of Revenue [Member]
Total	1,139
UNITED STATES | Missouri Department of Revenue [Member]
Total	374
UNITED STATES | Monroe County Road Commission [Member]
Total		159
UNITED STATES | Montana Department of Revenue [Member]
Total	321
UNITED STATES | Nebraska Department of Revenue [Member]
Total	714
UNITED STATES | Neosho County Treasurer [Member]
Total	118
UNITED STATES | New Hampshire Department of Revenue Administration [Member]
Total	170
UNITED STATES | New Jersey Department of Revenue [Member]
Total	1,537
UNITED STATES | New York Reserve Minerals [Member]
Total	168
UNITED STATES | New York State Department of Environmental Conservation [Member]
Total			$ 370
UNITED STATES | North Annville Township [Member]
Total	103
UNITED STATES | North Carolina Department of Revenue [Member]
Total	425
UNITED STATES | North Londonderry Township [Member]
Total	102
UNITED STATES | Oregon Department of Revenue [Member]
Total	1,351
UNITED STATES | Pennsylvania Department of Revenue [Member]
Total	1,170
UNITED STATES | Polk County Tax Collector [Member]
Total	179
UNITED STATES | Rhode Island Department of Revenue [Member]
Total	123
UNITED STATES | Rockaway Township [Member]
Total	1,795
UNITED STATES | Rockland County [Member]
Total	199
UNITED STATES | Sarpy County Treasurer [Member]
Total	126
UNITED STATES | School And Institutional Trust Land Administrator [Member]
Total		481
UNITED STATES | Sonoma County [Member]
Total	288
UNITED STATES | Spokane County Treasurer [Member]
Total	253
UNITED STATES | Stark County [Member]
Total	130
UNITED STATES | State of Arkansas [Member]
Total	244
UNITED STATES | State of Wyoming [Member]
Total	304
UNITED STATES | Sumter County Tax Collector [Member]
Total	112
UNITED STATES | Suwannee County Tax Collector [Member]
Total	172
UNITED STATES | Taylor County [Member]
Total	159
UNITED STATES | Tennessee Department of Revenue [Member]
Total	294
UNITED STATES | Texas Comptroller of Public Accounts [Member]
Total	3,349
UNITED STATES | Town of Acushnet [Member]
Total	107
UNITED STATES | Town of Clarkstown [Member]
Total	353
UNITED STATES | Town of Cranston [Member]
Total	206
UNITED STATES | Town of Goshen [Member]
Total	142
UNITED STATES | Town of Hamburg [Member]
Total	582
UNITED STATES | Town of Haverstraw [Member]
Total	1,001
UNITED STATES | Town of Newington [Member]
Total	360
UNITED STATES | Town of North Branford [Member]
Total	405
UNITED STATES | Town of North Hempstead [Member]
Total	246
UNITED STATES | Town of Plainfield [Member]
Total	119
UNITED STATES | Town of Plainville [Member]
Total	513
UNITED STATES | Town of Wallingford [Member]
Total	143
UNITED STATES | Township of Byram [Member]
Total	184
UNITED STATES | Township of Oxford [Member]
Total	172
UNITED STATES | Travis County Central Appraisal District [Member]
Total	279
UNITED STATES | Treasurer State of Iowa [Member]
Total	220
UNITED STATES | Treasurer State of Ohio [Member]
Total	396
UNITED STATES | Utah State Tax Commission [Member]
Total	1,695
UNITED STATES | Warren County Georgia [Member]
Total	211
UNITED STATES | Washtenaw County Road Commission [Member]
Total				$ 170
UNITED STATES | West Virginia State Tax Department [Member]
Total	512
UNITED STATES | Whiteford Township [Member]
Total	170	146
UNITED STATES | Bureau of Indian Affairs [Member]
Total		547
UNITED STATES | Bureau of Land Management [Member]
Total		$ 480
UNITED STATES | Internal Revenue Service [Member]
Total	$ 175,560